UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 2008

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     SHAY ASSETS MANAGEMENT, INC.
          ---------------------------------
Address:  230 WEST MONROE STREET, SUITE 2810
          ---------------------------------
          CHICAGO, IL 60606
          ---------------------------------

13F File Number:  28-7232
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   DAVID F. ADAMSON
        ---------------------------------------------------
Title:  PRESIDENT
        ---------------------------------------------------
Phone:  (312) 214-6590
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /S/DAVID F. ADAMSON      CHICAGO, IL               AUGUST 13, 2008
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          NONE
                                            ---------------------
Form 13F Information Table Entry Total:     44
                                            ---------------------
Form 13F Information Table Value Total:     90,866
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                  FORM 13F INFORMATION TABLE
                                                  --------------------------
ITEM 1                       ITEM 2            ITEM 3   ITEM 4          ITEM 5        ITEM 6      ITEM 7         ITEM 8
------------------------------------------------------------------------------------------------------------------------------
                                                        VALUE     SHRS OR  SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------    --------------  ---------  --------  -------  ---  ----  ----------  --------  ----  ------  ----
3M CO                        COMMON          88579Y101    3,382    48,600             SOLE                  X
ABBOTT LABORATORIES          COMMON          002824100    2,543    48,000             SOLE                  X
AMERICAN EXPRESS CO.         COMMON          025816109    2,599    69,000             SOLE                  X
AMERICAN INT'L GROUP         COMMON          026874107    2,024    76,500             SOLE                  X
ANHEUSER-BUSCH               COMMON          035229103       62     1,000             SOLE                  X
AUTOMATIC DATA PROCESSING    COMMON          053015103    3,729    89,000             SOLE                  X
BERKSHIRE  HATHAWAY INC.     CLASS A         084670108    4,468        37             SOLE                  X
BEST BUY INC                 COMMON          086516101       40     1,000             SOLE                  X
CAMPBELL SOUP                COMMON          134429109       50     1,500             SOLE                  X
CATERPILLAR INC              COMMON          149123101       59       800             SOLE                  X
CISCO SYSTEMS                COMMON          17275R102    3,326   143,000             SOLE                  X
CITIGROUP, INC.              COMMON          172967101       10       600             SOLE                  X
COCA COLA CO                 COMMON          191216100    4,210    81,000             SOLE                  X
CORNING INC                  COMMON          219350105       35     1,500             SOLE                  X
DARDEN RESTAURANTS INC       COMMON          237194105       35     1,100             SOLE                  X
DELL INC.                    COMMON          24702R101    2,359   107,800             SOLE                  X
DIAGEO PLC.                  SPON ADR NEW    25243Q205       44       600             SOLE                  X
EATON CORP                   COMMON          278058102       38       450             SOLE                  X
EXXON MOBIL CORP.            COMMON          30231G102    2,732    31,000             SOLE                  X
FEDEX CORP.                  COMMON          31428X106    2,206    28,000             SOLE                  X
GARMIN                       ORD             G37260109       43     1,000             SOLE                  X
GENERAL ELECTRIC CO.         COMMON          369604103    4,190   157,000             SOLE                  X
HARLEY-DAVIDSON, INC.        COMMON          412822108    2,284    63,000             SOLE                  X
HOME DEPOT, INC.             COMMON          437076102    2,635   112,500             SOLE                  X
ILLINOIS TOOL WORKS, INC.    COMMON          452308109    2,946    62,000             SOLE                  X
INGERSOLL-RAND CO.           CLASS A         G4776G101       53     1,422             SOLE                  X
I B M CORP.                  COMMON          459200101    4,214    35,550             SOLE                  X
JOHNSON & JOHNSON            COMMON          478160104    5,070    78,800             SOLE                  X
KELLOGG CO                   COMMON          487836108       46       950             SOLE                  X
LEXMARK INTERNATIONAL GROUP  CLASS A         529771107       27       800             SOLE                  X
LILLY ELI & CO               COMMON          532457108       42       900             SOLE                  X
MEDTRONIC, INC.              COMMON          585055106    3,312    64,000             SOLE                  X
MICROSOFT CORP.              COMMON          594918104    4,038   146,800             SOLE                  X
NOKIA CORP.                  SPONSORED ADR   654902204       25     1,000             SOLE                  X
OMNICOM GROUP                COMMON          681919106    3,007    67,000             SOLE                  X
PEPSICO INC.                 COMMON          713448108    4,261    67,000             SOLE                  X
PFIZER, INC.                 COMMON          717081103       37     2,100             SOLE                  X
PROCTER & GAMBLE CO.         COMMON          742718109    3,378    72,000             SOLE                  X
SEAGATE TECHNOLOGY           SHS             G7945J104       38     2,000             SOLE                  X
STAPLES, INC.                COMMON          855030102    2,945   124,000             SOLE                  X
SYSCO CORPORATION            COMMON          871829107    2,806   102,000             SOLE                  X
UNITEDHEALTH GROUP INC       COMMON          91324P102    2,363    90,000             SOLE                  X
WAL MART STORES INC.         COMMON          931142103    4,946    88,000             SOLE                  X
WELLS FARGO CO.              COMMON          949746101    3,211   135,200             SOLE                  X
TOTAL                                                    90,866
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